Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	6.05741%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,203,187.70

Principal:
Principal Collections	$26,478,884.98
Prepayments in Full	$12,695,853.40
Liquidation Proceeds	$683,827.98
Recoveries	$151,478.03
Sub Total	$40,010,044.39
Collections	$44,213,232.09

Purchase Amounts:
Purchase Amounts Related to Principal	$34,968.18
Purchase Amounts Related to Interest	$198.52
Sub Total	$35,166.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,248,398.79

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,248,398.79
Servicing Fee	$824,865.57	$824,865.57	$0.00	$0.00	$43,423,533.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,423,533.22
Interest - Class A-2a Notes	$470,890.49	$470,890.49	$0.00	$0.00	$42,952,642.73
Interest - Class A-2b Notes	$375,368.33	$375,368.33	$0.00	$0.00	$42,577,274.40
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$40,601,024.40
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$40,236,224.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,236,224.40
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$40,036,255.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,036,255.15
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$39,891,112.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,891,112.57
Regular Principal Payment	$36,234,053.35	$36,234,053.35	$0.00	$0.00	$3,657,059.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,657,059.22
Residual Released to Depositor	$0.00	$3,657,059.22	$0.00	$0.00	$0.00
Total		$44,248,398.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,234,053.35
Total					$36,234,053.35

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,899,032.24	$61.00	$470,890.49	$1.31	$22,369,922.73	$62.31
Class A-2b Notes	$14,335,021.11	$61.00	$375,368.33	$1.60	$14,710,389.44	$62.60
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$36,234,053.35	$22.95	$3,532,420.65	$2.24	$39,766,474.00	$25.19

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$109,935,523.22	0.3062271	$88,036,490.98	0.2452270
Class A-2b Notes	$71,963,364.79	0.3062271	$57,628,343.68	0.2452270
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$866,838,888.01	0.5490005	$830,604,834.66	0.5260522

Pool Information
Weighted Average APR	4.950%	4.971%
Weighted Average Remaining Term	45.17	44.43
Number of Receivables Outstanding	35,280	34,459
Pool Balance	$989,838,688.83	$949,316,393.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$909,318,054.71	$872,476,166.94
Pool Factor	0.5714452	0.5480512

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$76,840,226.80
Targeted Overcollateralization Amount	$118,711,559.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,711,559.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$628,760.55
(Recoveries)		45	$151,478.03
Net Loss for Current Collection Period			$477,282.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5786%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2210%
Second Prior Collection Period			0.9061%
Prior Collection Period			0.6022%
Current Collection Period			0.5907%
Four Month Average (Current and Prior Three Collection Periods)			0.5800%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,211	$6,934,700.18
(Cumulative Recoveries)			$784,955.01
Cumulative Net Loss for All Collection Periods			$6,149,745.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3550%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,726.42
Average Net Loss for Receivables that have experienced a Realized Loss			$5,078.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	307	$11,284,805.27
61-90 Days Delinquent	0.19%	43	$1,769,474.59
91-120 Days Delinquent	0.04%	9	$405,959.74
Over 120 Days Delinquent	0.07%	16	$703,495.80
Total Delinquent Receivables	1.49%	375	$14,163,735.40

Repossession Inventory:
Repossessed in the Current Collection Period		25	$1,013,198.59
Total Repossessed Inventory		39	$1,598,528.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1835%
Prior Collection Period			0.1644%
Current Collection Period			0.1973%
Three Month Average			0.1817%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3033%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	138	$5,098,845.33
2 Months Extended	172	$6,602,528.25
3+ Months Extended	28	$968,235.16

Total Receivables Extended	338	$12,669,608.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer